Fair Value Measurements (Changes in Level 3 Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash Accruals Not Included In Schedule Assets Measured For Fair Value On Recurring Basis	$ 9	$ 4
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	2,653
Changes in Level 3, ending balance	2,596	2,653
Level 3 | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	4,128	5,093
Net realized/unrealized gains (losses) included in earnings	183	(85)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	186	(149)
Purchases	759	469
Sales	(535)	(645)
Settlements	(395)	(628)
Transfers into Level 3	191	198
Transfers out of Level 3	(271)	(125)
Changes in Level 3, ending balance	4,246	4,128
Net change in unrealized gains (losses) relating to instruments still held	91	(3)
Level 3 | Recurring | Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	20	239
Net realized/unrealized gains (losses) included in earnings	13	(36)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	1
Purchases	(1)	1
Sales	0	0
Settlements	3	(224)
Transfers into Level 3	2	37
Transfers out of Level 3	(1)	2
Changes in Level 3, ending balance	36	20
Net change in unrealized gains (losses) relating to instruments still held	18	9
Level 3 | Recurring | Retained interest
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	1	0
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	0	1
Sales	0	0
Settlements	(1)	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	0	1
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Recurring | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	201	367
Net realized/unrealized gains (losses) included in earnings	85	26
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	32	45
Sales	(41)	(237)
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	277	201
Net change in unrealized gains (losses) relating to instruments still held	73	(12)
Level 3 | US Corporate | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	2,787	3,106
Net realized/unrealized gains (losses) included in earnings	18	13
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	131	(75)
Purchases	544	377
Sales	(228)	(402)
Settlements	(212)	(231)
Transfers into Level 3	175	108
Transfers out of Level 3	(159)	(109)
Changes in Level 3, ending balance	3,056	2,787
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | State and municipal | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	96	77
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	12	(7)
Purchases	12	22
Sales	0	0
Settlements	(5)	(6)
Transfers into Level 3	0	10
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	115	96
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Residential Mortgage Backed Securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	86	100
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	2	(5)
Purchases	0	0
Sales	(16)	(2)
Settlements	(9)	(7)
Transfers into Level 3	0	0
Transfers out of Level 3	(47)	0
Changes in Level 3, ending balance	16	86
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Commercial mortgage backed | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	10	6
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Settlements	(3)	(6)
Transfers into Level 3	2	10
Transfers out of Level 3	0	0
Changes in Level 3, ending balance	9	10
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Asset-backed | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	145	145
Net realized/unrealized gains (losses) included in earnings	3	5
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	4	6
Purchases	0	0
Sales	0	(1)
Settlements	(19)	(22)
Transfers into Level 3	0	12
Transfers out of Level 3	(10)	0
Changes in Level 3, ending balance	123	145
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Corporate - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	515	721
Net realized/unrealized gains (losses) included in earnings	64	(94)
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	3	(5)
Purchases	170	23
Sales	(248)	(3)
Settlements	(149)	(132)
Transfers into Level 3	1	21
Transfers out of Level 3	(19)	(16)
Changes in Level 3, ending balance	337	515
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Government - non-U.S. | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	31	42
Net realized/unrealized gains (losses) included in earnings	0	1
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	(12)
Purchases	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	2	0
Transfers out of Level 3	(31)	0
Changes in Level 3, ending balance	2	31
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | U.S. Government and federal agency | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	225	277
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	34	(52)
Purchases	0	0
Sales	0	0
Settlements	0	0
Transfers into Level 3	9	0
Transfers out of Level 3	(2)	0
Changes in Level 3, ending balance	266	225
Net change in unrealized gains (losses) relating to instruments still held	0	0
Level 3 | Available-for-sale Securities | Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in Level 3, beginning balance	11	13
Net realized/unrealized gains (losses) included in earnings	0	0
Net realized/unrealized gains (losses) included in accumulated other comprehensive income	0	0
Purchases	2	0
Sales	(2)	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(2)	(2)
Changes in Level 3, ending balance	9	11
Net change in unrealized gains (losses) relating to instruments still held	$ 0	$ 0